Debt - Credit Facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 13, 2018	Jan. 26, 2018	Dec. 31, 2019
Amended Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt term		4 years
Upfront lenders fee and transactions cost		$ 793
Undrawn amount in credit facility			$ 40,000
Amended Credit Facility [Member] | Bottom of range [member] | Ifrs London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			2.5%
Amended Credit Facility [Member] | Top of range [member] | Ifrs London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			3.5%
Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowing capcaity		80,000
Non-Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing capcaity		$ 40,000
Third Amendment and Restated Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Upfront lenders fee and transactions cost	$ 545
Third Amendment and Restated Credit Facility [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Additional amount in revolving facility	$ 30,000